Other Current Assets and Other Assets (Details) - Schedule of Other Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Abstract]
Unamortized working capital facility fees - non current		$ 248,945
Other		1,438	2,501
Other assets		$ 250,383	$ 2,501